Interest in Joint Venture (Details 1) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Revenue	kr 457,840	kr 388,377
Net profit before taxation	(1,721,676)	(967,611)
Non-current assets	1,392,407	1,501,694
Current assets	432,964	247,986
Total assets	1,825,371	1,749,680
Current liabilities	1,151,415	784,593
Non-current liabilities	731,956	952,894
Total liabilities	1,883,371	1,737,487
Group’s share in equity - 9% (2024: 9)%	(58,000)	12,193
Polar Charge A B [Member]
IfrsStatementLineItems [Line Items]
Revenue	6,969	4,750
Net profit before taxation	18,316	3,148
Taxation	(2,725)	(12)
Net profit for the year	15,592	3,136
Group’s share in net profit for the year - 9% (2024: 9)%	1,403	282
Non-current assets	142,592	128,490
Current assets	8,046	9,648
Total assets	150,638	138,138
Current liabilities	3,200	9,316
Non-current liabilities	2,725
Total liabilities	5,925	9,316
Net assets	144,713	128,822
Group’s share in equity - 9% (2024: 9)%	kr 13,024	kr 11,594